Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Document Period End Date	Jun. 30, 2024
C000181247 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	SFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 1,451,758,000
Holdings Count | Holding	313
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181248 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	SFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$78	1.54%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
Net Assets	$ 1,451,758,000
Holdings Count | Holding	313
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181249 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	SAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 1,451,758,000
Holdings Count | Holding	313
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181250 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class R6
Trading Symbol	SFRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 1,451,758,000
Holdings Count | Holding	313
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,451,758
Total number of portfolio holdings	313
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		92%
Financials	11%
Information Technology	10%
Aerospace	8%
Media / Telecom - Telecommunications	7%
Service	7%
Gaming / Leisure	6%
Health Care	6%
All other Leveraged Loans	37%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Security		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181168 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class A
Trading Symbol	HYPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 392,692,000
Holdings Count | Holding	238
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$392,692
Total number of portfolio holdings	238
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	21%
Consumer Discretionary	17%
Energy	13%
Industrials	12%
Communication Services	8%
Materials	5%
Health Care	4%
All other Corporate Bonds and Notes	9%
Securities Lending Collateral		5%
Leveraged Loans		4%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class I
Trading Symbol	SAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 392,692,000
Holdings Count | Holding	238
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$392,692
Total number of portfolio holdings	238
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	21%
Consumer Discretionary	17%
Energy	13%
Industrials	12%
Communication Services	8%
Materials	5%
Health Care	4%
All other Corporate Bonds and Notes	9%
Securities Lending Collateral		5%
Leveraged Loans		4%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181170 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class R6
Trading Symbol	HYIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 392,692,000
Holdings Count | Holding	238
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$392,692
Total number of portfolio holdings	238
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		89%
Financials	21%
Consumer Discretionary	17%
Energy	13%
Industrials	12%
Communication Services	8%
Materials	5%
Health Care	4%
All other Corporate Bonds and Notes	9%
Securities Lending Collateral		5%
Leveraged Loans		4%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181224 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class A
Trading Symbol	SAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$67	1.25%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%
Net Assets	$ 550,552,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$550,552
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Consumer Discretionary	26%
Communication Services	14%
Industrials	9%
Health Care	7%
Consumer Staples	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181225 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class I
Trading Symbol	SCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 550,552,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$550,552
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Consumer Discretionary	26%
Communication Services	14%
Industrials	9%
Health Care	7%
Consumer Staples	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000224214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class R6
Trading Symbol	VZGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 550,552,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$550,552
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Consumer Discretionary	26%
Communication Services	14%
Industrials	9%
Health Care	7%
Consumer Staples	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181243 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Corporate Bond Fund
Class Name	Class A
Trading Symbol	SAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class A / SAINX	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 21,015,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181244 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Corporate Bond Fund
Class Name	Class C
Trading Symbol	STIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class C / STIFX	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 21,015,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181245 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Corporate Bond Fund
Class Name	Class I
Trading Symbol	STICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class I / STICX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 21,015,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000224215 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Corporate Bond Fund
Class Name	Class R6
Trading Symbol	VRSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Corporate Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Corporate Bond Fund Class R6 / VRSBX	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 21,015,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$21,015
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financials	28%
Energy	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	9%
Materials	8%
Health Care	7%
All other Corporate Bonds and Notes	8%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181155 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 648,429,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181156 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 648,429,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181157 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	STVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 648,429,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181158 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 648,429,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$648,429
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	16%
Health Care	11%
Information Technology	11%
Materials	11%
Energy	8%
Real Estate	7%
Other	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	SISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 129,690,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$129,690
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181174 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	STTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 129,690,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$129,690
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Net Assets	$ 2,012,272,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181197 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Net Assets	$ 2,012,272,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181198 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SMVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 2,012,272,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181199 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	SMVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 2,012,272,000
Holdings Count | Holding	59
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$2,012,272
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Financials	18%
Information Technology	15%
Real Estate	9%
Materials	8%
Utilities	7%
Health Care	6%
Other (includes short-term investment)	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000203236 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class A
Trading Symbol	SSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 259,096,000
Holdings Count | Holding	87
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$259,096
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective February 23, 2024, a new expense limitation of 0.65% went into effect for Class A shares.
C000181192 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class I
Trading Symbol	SIGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 259,096,000
Holdings Count | Holding	87
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$259,096
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective February 23, 2024, a new expense limitation of 0.40% went into effect for Class I shares.
C000181193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class R6
Trading Symbol	SIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 259,096,000
Holdings Count | Holding	87
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$259,096
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96%
U.S. Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181219 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class A
Trading Symbol	SCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 534,647,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective March 8, 2024, a new expense limitation of 1.30% went into effect for Class A shares.
C000248388 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class C
Trading Symbol	VSGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$62	2.04%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	2.04%
Performance Inception Date	Mar. 08, 2024
Net Assets	$ 534,647,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes The inception date for Class C shares is March 8, 2024. The expense limitation is 2.05%.
C000181220 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class I
Trading Symbol	STITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 534,647,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective March 8, 2024, a new expense limitation of 1.05% went into effect for Class I shares.
C000181221 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class R6
Trading Symbol	SCIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 534,647,000
Holdings Count | Holding	34
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$534,647
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	148%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Consumer Staples	19%
Financials	16%
Information Technology	14%
Industrials	10%
Consumer Discretionary	9%
Materials	6%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181238 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class A
Trading Symbol	STGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 46,476,000
Holdings Count | Holding	137
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$46,476
Total number of portfolio holdings	137
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		21%
Financials	9%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181239 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class I
Trading Symbol	STIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 46,476,000
Holdings Count | Holding	137
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$46,476
Total number of portfolio holdings	137
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		21%
Financials	9%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181240 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class R6
Trading Symbol	STGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 46,476,000
Holdings Count | Holding	137
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$46,476
Total number of portfolio holdings	137
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		37%
Agency	37%
U.S. Government Securities		36%
Corporate Bonds and Notes		21%
Financials	9%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181160 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class A
Trading Symbol	SFLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 29,497,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$29,497
Total number of portfolio holdings	47
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181161 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class I
Trading Symbol	SCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 29,497,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$29,497
Total number of portfolio holdings	47
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181187 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class A
Trading Symbol	CBPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 150,809,000
Holdings Count | Holding	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$150,809
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		39%
Mortgage-Backed Securities		36%
Agency	36%
Corporate Bonds and Notes		20%
Financials	8%
Consumer Staples	2%
Energy	2%
Health Care	2%
Industrials	2%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	2%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181188 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class I
Trading Symbol	SAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 150,809,000
Holdings Count | Holding	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$150,809
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		39%
Mortgage-Backed Securities		36%
Agency	36%
Corporate Bonds and Notes		20%
Financials	8%
Consumer Staples	2%
Energy	2%
Health Care	2%
Industrials	2%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	2%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181189 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class R6
Trading Symbol	SAMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 150,809,000
Holdings Count | Holding	144
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$150,809
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		39%
Mortgage-Backed Securities		36%
Agency	36%
Corporate Bonds and Notes		20%
Financials	8%
Consumer Staples	2%
Energy	2%
Health Care	2%
Industrials	2%
Consumer Discretionary	2%
All other Corporate Bonds and Notes	2%
Asset-Backed Securities		5%
Other	3%
Credit Card	2%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000181209 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class A
Trading Symbol	STCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$57	1.03%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.03%
Net Assets	$ 198,214,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$198,214
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	46%
Consumer Discretionary	15%
Communication Services	12%
Health Care	11%
Financials	7%
Industrials	5%
Consumer Staples	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 1.03% went into effect for Class A shares.
C000181211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class I
Trading Symbol	STCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$43	0.77%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
Net Assets	$ 198,214,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$198,214
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	46%
Consumer Discretionary	15%
Communication Services	12%
Health Care	11%
Financials	7%
Industrials	5%
Consumer Staples	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 0.77% went into effect for Class I shares.
C000181212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class R6
Trading Symbol	STCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
Net Assets	$ 198,214,000
Holdings Count | Holding	61
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$198,214
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	46%
Consumer Discretionary	15%
Communication Services	12%
Health Care	11%
Financials	7%
Industrials	5%
Consumer Staples	3%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 0.72% went into effect for Class R6 shares.
C000181226 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SASVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$73	1.46%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%
Net Assets	$ 98,064,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181227 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	STCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$91	1.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%
Net Assets	$ 98,064,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000181228 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SCETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 98,064,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000211610 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	VVERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 98,064,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$98,064
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Industrials	22%
Information Technology	11%
Energy	10%
Real Estate	9%
Consumer Discretionary	7%
Materials	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.